Business Segments (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reportable Segment Information
Revenues	$ 3,773,000,000		$ 4,176,000,000		$ 3,582,000,000		$ 3,826,000,000	$ 3,613,000,000		$ 4,156,000,000	$ 3,551,000,000	$ 3,625,000,000	$ 15,357,000,000		$ 14,945,000,000		$ 15,116,000,000
Asset Impairments and Other Related Charges													226,000,000		300,000,000		139,000,000
Depreciation and Amortization													1,743,000,000		1,782,000,000		1,655,000,000
Interest Income													58,000,000		8,000,000		27,000,000
Carrying Costs Income													30,000,000		53,000,000		393,000,000
Interest Expense													906,000,000		988,000,000		933,000,000
Income Tax Expense (Credit)													684,000,000		604,000,000		818,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS													1,484,000,000		1,262,000,000		1,576,000,000
EXTRAORDINARY ITEM, NET OF TAX													0		0		373,000,000
Net Income (Loss)	347,000,000	[1],[2]	434,000,000	[3]	339,000,000	[4],[5]	364,000,000	21,000,000	[6],[7]	488,000,000	363,000,000	390,000,000	1,484,000,000		1,262,000,000		1,949,000,000
Gross Property Additions													3,656,000,000		3,119,000,000		2,902,000,000
Balance Sheet Information
Total Property, Plant and Equipment	60,285,000,000							57,454,000,000					60,285,000,000		57,454,000,000
Accumulated Depreciation and Amortization	19,288,000,000							18,691,000,000					19,288,000,000		18,691,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	40,997,000,000							38,763,000,000					40,997,000,000		38,763,000,000
Total Assets	56,414,000,000							54,367,000,000					56,414,000,000		54,367,000,000
Investments in Equity Method Investees	569,000,000							465,000,000					569,000,000		465,000,000
Reconciling Adjustments [Member]
Reportable Segment Information
Asset Impairments and Other Related Charges													0		0		0
Depreciation and Amortization													(66,000,000)	[8]	(33,000,000)	[8]	(13,000,000)	[8]
Interest Income													(22,000,000)		(24,000,000)		(19,000,000)
Carrying Costs Income													0		0		0
Interest Expense													(35,000,000)	[8]	(38,000,000)	[8]	(35,000,000)	[8]
Income Tax Expense (Credit)													0		0		0
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	0
EXTRAORDINARY ITEM, NET OF TAX																	0
Net Income (Loss)													0		0		0
Gross Property Additions													(81,000,000)		(20,000,000)		(31,000,000)
Balance Sheet Information
Total Property, Plant and Equipment	(269,000,000)	[8]						(266,000,000)	[8]				(269,000,000)	[8]	(266,000,000)	[8]
Accumulated Depreciation and Amortization	(85,000,000)	[8]						(72,000,000)	[8]				(85,000,000)	[8]	(72,000,000)	[8]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(184,000,000)	[8]						(194,000,000)	[8]				(184,000,000)	[8]	(194,000,000)	[8]
Total Assets	(19,531,000,000)	[8],[9]						(18,886,000,000)	[8],[9]				(19,531,000,000)	[8],[9]	(18,886,000,000)	[8],[9]
Investments in Equity Method Investees	0	[8]						0	[8]				0	[8]	0	[8]
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales Revenue, Net													9,347,000,000		8,785,000,000		8,942,000,000
Revenues													9,992,000,000		9,418,000,000		9,702,000,000
Asset Impairments and Other Related Charges													72,000,000		13,000,000		49,000,000
Depreciation and Amortization													941,000,000		873,000,000		785,000,000
Interest Income													7,000,000		5,000,000		13,000,000
Carrying Costs Income													14,000,000		28,000,000		17,000,000
Interest Expense													540,000,000		520,000,000		514,000,000
Income Tax Expense (Credit)													398,000,000		345,000,000		312,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	710,000,000
EXTRAORDINARY ITEM, NET OF TAX																	0
Net Income (Loss)													681,000,000		803,000,000		710,000,000
Gross Property Additions													1,822,000,000		1,801,000,000		1,733,000,000
Balance Sheet Information
Total Property, Plant and Equipment	37,545,000,000							36,066,000,000					37,545,000,000		36,066,000,000
Accumulated Depreciation and Amortization	12,250,000,000							11,733,000,000					12,250,000,000		11,733,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	25,295,000,000							24,333,000,000					25,295,000,000		24,333,000,000
Total Assets	32,791,000,000							32,008,000,000					32,791,000,000		32,008,000,000
Investments in Equity Method Investees	24,000,000							24,000,000					24,000,000		24,000,000
Vertically Integrated Utilities [Member] | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													645,000,000		633,000,000		760,000,000
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales Revenue, Net													4,279,000,000		4,659,000,000		4,982,000,000
Revenues													4,478,000,000		4,818,000,000		5,156,000,000
Asset Impairments and Other Related Charges													0		0		0
Depreciation and Amortization													591,000,000		561,000,000		549,000,000
Interest Income													2,000,000		4,000,000		7,000,000
Carrying Costs Income													16,000,000		24,000,000		376,000,000
Interest Expense													292,000,000		291,000,000		293,000,000
Income Tax Expense (Credit)													198,000,000		201,000,000		220,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	404,000,000
EXTRAORDINARY ITEM, NET OF TAX																	373,000,000
Net Income (Loss)													358,000,000		389,000,000		777,000,000
Gross Property Additions													871,000,000		664,000,000		544,000,000
Balance Sheet Information
Total Property, Plant and Equipment	12,143,000,000							11,461,000,000					12,143,000,000		11,461,000,000
Accumulated Depreciation and Amortization	3,342,000,000							3,232,000,000					3,342,000,000		3,232,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,801,000,000							8,229,000,000					8,801,000,000		8,229,000,000
Total Assets	14,165,000,000							13,516,000,000					14,165,000,000		13,516,000,000
Investments in Equity Method Investees	0							0					0		0
Transmission and Distribution Companies [Member] | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													199,000,000		159,000,000		174,000,000
AEP Transmission Holdco
Reportable Segment Information
Sales Revenue, Net													27,000,000		7,000,000		3,000,000
Revenues													78,000,000		24,000,000		8,000,000
Asset Impairments and Other Related Charges													0		0		0
Depreciation and Amortization													10,000,000		3,000,000		0
Interest Income													0		0		0
Carrying Costs Income													0		1,000,000		0
Interest Expense													10,000,000		3,000,000		1,000,000
Income Tax Expense (Credit)													29,000,000		17,000,000		2,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	30,000,000
EXTRAORDINARY ITEM, NET OF TAX																	0
Net Income (Loss)													80,000,000		43,000,000		30,000,000
Gross Property Additions													843,000,000		392,000,000		263,000,000
Balance Sheet Information
Total Property, Plant and Equipment	1,636,000,000							748,000,000					1,636,000,000		748,000,000
Accumulated Depreciation and Amortization	10,000,000							4,000,000					10,000,000		4,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,626,000,000							744,000,000					1,626,000,000		744,000,000
Total Assets	2,245,000,000							1,216,000,000					2,245,000,000		1,216,000,000
Investments in Equity Method Investees	480,000,000							393,000,000					480,000,000		393,000,000
AEP Transmission Holdco | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													51,000,000		17,000,000		5,000,000
AEP River Operations [Member]
Reportable Segment Information
Sales Revenue, Net													544,000,000		647,000,000		697,000,000
Revenues													563,000,000		667,000,000		716,000,000
Asset Impairments and Other Related Charges													0		0		0
Depreciation and Amortization													31,000,000		29,000,000		28,000,000
Interest Income													0		0		0
Carrying Costs Income													0		0		0
Interest Expense													17,000,000		17,000,000		17,000,000
Income Tax Expense (Credit)													7,000,000		7,000,000		24,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	45,000,000
EXTRAORDINARY ITEM, NET OF TAX																	0
Net Income (Loss)													12,000,000		15,000,000		45,000,000
Gross Property Additions													7,000,000		31,000,000		18,000,000
Balance Sheet Information
Total Property, Plant and Equipment	638,000,000							636,000,000					638,000,000		636,000,000
Accumulated Depreciation and Amortization	189,000,000							161,000,000					189,000,000		161,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	449,000,000							475,000,000					449,000,000		475,000,000
Total Assets	673,000,000							670,000,000					673,000,000		670,000,000
Investments in Equity Method Investees	54,000,000							43,000,000					54,000,000		43,000,000
AEP River Operations [Member] | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													19,000,000		20,000,000		19,000,000
Generation and Marketing [Member]
Reportable Segment Information
Sales Revenue, Net													1,208,000,000		882,000,000		563,000,000
Revenues													3,665,000,000		3,467,000,000		3,894,000,000
Asset Impairments and Other Related Charges													154,000,000		287,000,000		90,000,000
Depreciation and Amortization													236,000,000		349,000,000		304,000,000
Interest Income													2,000,000		1,000,000		4,000,000
Carrying Costs Income													0		0		0
Interest Expense													55,000,000		83,000,000		87,000,000
Income Tax Expense (Credit)													112,000,000		15,000,000		166,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	439,000,000
EXTRAORDINARY ITEM, NET OF TAX																	0
Net Income (Loss)													228,000,000		100,000,000		439,000,000
Gross Property Additions													185,000,000		249,000,000		156,000,000
Balance Sheet Information
Total Property, Plant and Equipment	8,277,000,000							8,529,000,000					8,277,000,000		8,529,000,000
Accumulated Depreciation and Amortization	3,409,000,000							3,465,000,000					3,409,000,000		3,465,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,868,000,000							5,064,000,000					4,868,000,000		5,064,000,000
Total Assets	6,426,000,000							6,664,000,000					6,426,000,000		6,664,000,000
Investments in Equity Method Investees	0							0					0		0
Generation and Marketing [Member] | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													2,457,000,000		2,585,000,000		3,331,000,000
All Other [Member]
Reportable Segment Information
Sales Revenue, Net													32,000,000	[10]	25,000,000	[10]	24,000,000	[10]
Revenues													89,000,000	[10]	83,000,000	[10]	83,000,000	[10]
Asset Impairments and Other Related Charges													0	[10]	0	[10]	0	[10]
Depreciation and Amortization													0	[10]	0	[10]	2,000,000	[10]
Interest Income													69,000,000	[10]	22,000,000	[10]	22,000,000	[10]
Carrying Costs Income													0	[10]	0	[10]	0	[10]
Interest Expense													27,000,000	[10]	112,000,000	[10]	56,000,000	[10]
Income Tax Expense (Credit)													(60,000,000)	[10]	19,000,000	[10]	94,000,000	[10]
INCOME (LOSS) BEFORE EXTRAORDINARY ITEMS																	(52,000,000)	[10]
EXTRAORDINARY ITEM, NET OF TAX																	0	[10]
Net Income (Loss)													125,000,000	[10]	(88,000,000)	[10]	(52,000,000)	[10]
Gross Property Additions													9,000,000	[10]	2,000,000	[10]	219,000,000	[10]
Balance Sheet Information
Total Property, Plant and Equipment	315,000,000	[10]						280,000,000	[10]				315,000,000	[10]	280,000,000	[10]
Accumulated Depreciation and Amortization	173,000,000	[10]						168,000,000	[10]				173,000,000	[10]	168,000,000	[10]
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	142,000,000	[10]						112,000,000	[10]				142,000,000	[10]	112,000,000	[10]
Total Assets	19,645,000,000	[10]						19,179,000,000	[10]				19,645,000,000	[10]	19,179,000,000	[10]
Investments in Equity Method Investees	11,000,000	[10]						5,000,000	[10]				11,000,000	[10]	5,000,000	[10]
All Other [Member] | Significant Reconciling Items [Member]
Reportable Segment Information
Sales Revenue, Net													57,000,000	[10]	58,000,000	[10]	59,000,000	[10]
Consolidation Eliminations [Member]
Reportable Segment Information
Sales Revenue, Net													(80,000,000)	[11]	(60,000,000)	[11]	(95,000,000)	[11]
Revenues													(3,508,000,000)		(3,532,000,000)		(4,443,000,000)
Consolidation Eliminations [Member] | Reconciling Adjustments [Member]
Reportable Segment Information
Sales Revenue, Net													$ (3,428,000,000)		$ (3,472,000,000)		$ (4,348,000,000)

[1]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[2]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[3]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[4]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[5]	Includes U.K. Windfall Tax benefit (see Note 12).
[6]	Includes impairments for certain Ohio generation plants (see Note 7).
[7]	See Note 18 for discussion of cost reduction programs in 2012.
[8]	Includes eliminations due to an intercompany capital lease.
[9]	Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.
[10]	Corporate and Other includes management and professional services to AEP provided at cost to AEP subsidiaries and the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
[11]	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation.